UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                       Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2010

                   Date of reporting period: October 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 100.15%
BIOPHARMACEUTICALS: 2.89%
      132,368  GILEAD SCIENCES INCORPORATED+                                               $      5,632,258
      626,500  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                        31,625,720
                                                                                                 37,257,978
                                                                                           ----------------
BUSINESS SERVICES: 4.72%
      991,700  JUNIPER NETWORKS INCORPORATED+                                                    25,298,267
    1,681,500  ORACLE CORPORATION                                                                35,479,650
                                                                                                 60,777,917
                                                                                           ----------------
CABLE TELEVISION: 3.17%
    1,554,181  DIRECTV GROUP INCORPORATED+<<                                                     40,874,960
                                                                                           ----------------
CHEMICALS & ALLIED PRODUCTS: 2.27%
      379,800  AIR PRODUCTS & CHEMICALS INCORPORATED                                             29,293,974
                                                                                           ----------------
COAL MINING: 1.79%
      583,503  PEABODY ENERGY CORPORATION                                                        23,100,884
                                                                                           ----------------
COMPUTERS - MEMORY DEVICES: 1.44%
    1,125,400  EMC CORPORATION+                                                                  18,535,338
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 2.88%
    1,158,900  AVON PRODUCTS INCORPORATED                                                        37,142,745
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 2.69%
    2,376,200  BANK OF AMERICA CORPORATION                                                       34,644,996
                                                                                           ----------------
E-COMMERCE/SERVICES: 5.63%
      275,600  AMAZON.COM INCORPORATED+<<                                                        32,744,036
    1,446,200  EBAY INCORPORATED+                                                                32,206,874
       48,400  PRICELINE.COM INCORPORATED+                                                        7,650,022
                                                                                                 72,600,932
                                                                                           ----------------
EATING & DRINKING PLACES: 1.60%
      625,848  YUM! BRANDS INCORPORATED                                                          20,621,692
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.88%
      709,854  BROADCOM CORPORATION CLASS A+                                                     18,889,215
    2,161,300  CISCO SYSTEMS INCORPORATED+                                                       49,385,705
      959,400  TYCO ELECTRONICS LIMITED<<                                                        20,387,250
                                                                                                 88,662,170
                                                                                           ----------------
ELECTRONIC COMPUTERS: 10.49%
      425,549  APPLE INCORPORATED+                                                               80,215,987
      734,952  HEWLETT-PACKARD COMPANY                                                           34,880,822
      166,729  INTERNATIONAL BUSINESS MACHINES CORPORATION                                       20,109,185
                                                                                                135,205,994
                                                                                           ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.71%
      760,100  ILLINOIS TOOL WORKS INCORPORATED                                                  34,903,792
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 2.48%
      854,700  TJX COMPANIES INCORPORATED<<                                                      31,923,045
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.82%
    1,148,708  INGERSOLL-RAND PLC<<                                                              36,287,686
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 7.21%
      111,982  GOOGLE INCORPORATED CLASS A+                                                      60,035,790
    2,067,680  YAHOO! INCORPORATED+                                                              32,876,112
                                                                                                 92,911,902
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.21%
      632,300  THERMO FISHER SCIENTIFIC INCORPORATED+                                            28,453,500
                                                                                           ----------------
MEDICAL MANAGEMENT SERVICES: 0.50%
       80,100  EXPRESS SCRIPTS INCORPORATED+                                                      6,431,605
                                                                                           ----------------
METAL MINING: 2.85%
      501,180  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                               36,766,565
                                                                                           ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.71%
    1,039,400  TYCO INTERNATIONAL LIMITED                                                        34,871,870
                                                                                           ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.58%
      952,400  AMERICAN EXPRESS COMPANY                                                          33,181,616
                                                                                           ----------------
OIL & GAS: 1.87%
      729,300  SUNCOR ENERGY INCORPORATED                                                        24,081,486
                                                                                           ----------------
OIL & GAS EXTRACTION: 3.45%
      283,200  NOBLE ENERGY INCORPORATED                                                         18,586,416
      307,573  TRANSOCEAN LIMITED+                                                               25,808,450
                                                                                                 44,394,866
                                                                                           ----------------
RETAIL: 2.21%
      746,200  BEST BUY COMPANY INCORPORATED<<                                                   28,489,916
                                                                                           ----------------
RETAIL-DRUG STORES: 2.76%
    1,006,619  CVS CAREMARK CORPORATION                                                          35,533,651
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.65%
    1,008,200  INVESCO LIMITED                                                                   21,323,430
                                                                                           ----------------
SOFTWARE: 5.09%
    2,362,600  MICROSOFT CORPORATION                                                             65,514,898
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 2.06%
      629,500  COVIDIEN PLC                                                                $     26,514,540
                                                                                           ----------------
TELECOMMUNICATIONS: 7.16%
      727,247  AMERICAN TOWER CORPORATION CLASS A+                                               26,777,235
    5,585,800  MOTOROLA INCORPORATED                                                             47,870,306
      424,254  QUALCOMM INCORPORATED                                                             17,568,358
                                                                                                 92,215,899
                                                                                           ----------------
TRANSPORTATION BY AIR: 1.38%
    2,484,100  DELTA AIR LINES INCORPORATED+                                                     17,736,473
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $1,148,822,398)                                                     1,290,256,320
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                        YIELD       VALUE
-------------  ------------------------------------------------------------------  ------  ----------------
COLLATERAL FOR SECURITIES LENDING: 9.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.75%
    5,649,213  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                   0.23% $      5,649,213
    5,649,213  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                       0.17         5,649,213
    5,649,213  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                         0.12         5,649,213
    5,649,213  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                              0.21         5,649,213
                                                                                                 22,596,852
                                                                                           ----------------

PRINCIPAL                                                    INTEREST RATE  MATURITY DATE
-------------                                                -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.38%
$   2,054,259  ABN AMRO NORTH AMERICA FINANCE INCORPORATED            0.11%    11/02/2009         2,054,259
    1,463,660  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009         1,463,499
    1,838,562  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009         1,838,318
    2,054,259  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $2,054,273)              0.08     11/02/2009         2,054,259
    2,054,259  BANK OF IRELAND                                        0.50     11/05/2009         2,054,259
    3,594,954  BARCLAYS CAPITAL REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,594,987)              0.11     11/02/2009         3,594,954
      513,565  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009           513,528
      256,782  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009           256,722
    1,643,407  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009         1,643,339
    1,232,556  BNP PARIBAS (PARIS)                                    0.14     11/02/2009         1,232,556
    2,054,259  BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
               SECURITIES (MATURITY VALUE $2,054,273)                 0.08     11/02/2009         2,054,259
    2,311,042  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009         2,310,761
      410,852  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027           410,852
      564,921  CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss                          0.20     06/01/2028           564,921
    1,830,448  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009         1,830,225
    2,122,739  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008            35,025
    1,634,293  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008            26,966
      271,933  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038           271,933
      821,704  COOK COUNTY IL+/-ss                                    0.40     11/01/2030           821,704
    3,184,102  DANSKE CORPORATION++                                   0.20     11/05/2009         3,184,013
    1,848,833  DENVER CO CITY & COUNTY SCHOOL
                  DISTRICT+/-ss                                       0.45     12/15/2037         1,848,833
    1,283,912  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009         1,283,912
    2,362,398  EKSPORTFINANS ASA++                                    0.19     11/10/2009         2,362,273
    2,773,250  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009         2,773,090
    1,232,556  FORTIS BANK NV SA                                      0.18     11/02/2009         1,232,556
    1,766,663  GDF SUEZ++                                             0.18     11/23/2009         1,766,460
      488,297  GDF SUEZ++                                             0.20     11/18/2009           488,249
    3,644,358  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,644,379)              0.07     11/02/2009         3,644,358
    2,362,398  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009         2,362,248
    1,232,556  GROUPE BPCE                                            0.15     11/02/2009         1,232,556
    7,423,332  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010         2,568,473
      169,476  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042           169,476
    1,540,694  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034         1,540,694
      513,565  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029           513,565
      205,426  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018           205,426
    1,283,912  ING BANK NV AMSTERDAM                                  0.20     11/02/2009         1,283,912
    2,362,398  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009         2,361,807
    2,054,259  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $2,054,273)              0.08     11/02/2009         2,054,259
      308,139  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025           308,139
      462,208  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033           462,208
    2,362,398  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009         2,362,363
    3,394,663  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034         3,394,663
      441,666  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028           441,666
      390,309  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036           390,309
      770,347  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009           770,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     513,565  NATEXIS BANQUES POPULAIRES                             0.20%    11/10/2009  $        513,536
      205,426  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018           205,426
      154,069  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009           154,059
      653,254  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034           653,254
    1,579,828  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009         1,579,740
    1,181,199  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009         1,181,101
    1,437,981  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028         1,437,981
      359,495  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009           359,520
      246,511  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009           246,488
    2,156,972  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009         2,156,676
    3,286,815  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009         3,286,815
    3,286,815  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009         3,286,760
    1,540,694  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009         1,540,498
    1,283,912  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009         1,283,876
    1,027,130  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009         1,027,100
    2,100,685  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009         2,100,580
      924,417  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032           924,417
      410,852  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009           410,826
    2,054,259  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009         2,054,267
      308,139  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040           308,139
    9,499,469  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010         4,274,761
                                                                                                 95,024,001
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $117,977,765)                                     117,620,853
                                                                                           ----------------

SHARES                                                               YIELD
-------------                                                       ------
SHORT-TERM INVESTMENTS: 0.20%
    2,639,737  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)        0.15%                       2,639,737
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,639,737)                                                    2,639,737
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,269,439,900)*                                109.48%                           $  1,410,516,910
OTHER ASSETS AND LIABILITIES, NET                         (9.48)                               (122,164,981)
                                                         ------                            ----------------
TOTAL NET ASSETS                                         100.00%                           $  1,288,351,929
                                                         ------                            ----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,639,737.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,288,575,074 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $166,492,532
GROSS UNREALIZED DEPRECIATION    (44,550,696)
                                ------------
NET UNREALIZED APPRECIATION     $121,941,836

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 99.59%
AEROSPACE, DEFENSE: 0.05%
        1,000  UNITED TECHNOLOGIES CORPORATION                                             $         61,450
                                                                                           ----------------
BEVERAGES: 0.75%
       18,100  THE COCA-COLA COMPANY                                                                964,911
                                                                                           ----------------
BUSINESS SERVICES: 2.64%
       93,000  MONSTER WORLDWIDE INCORPORATED+                                                    1,350,360
        9,000  OMNICOM GROUP INCORPORATED                                                           308,520
      107,000  TOTAL SYSTEM SERVICES INCORPORATED                                                 1,708,790
                                                                                                  3,367,670
                                                                                           ----------------
CHEMICALS: 2.05%
          580  BASF AG ADR                                                                           31,088
       25,000  DOW CHEMICAL COMPANY                                                                 587,000
       50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                  1,611,078
       12,300  TERRA INDUSTRIES INCORPORATED                                                        390,771
                                                                                                  2,619,937
                                                                                           ----------------
COMMUNICATIONS: 3.78%
       50,000  AT&T INCORPORATED                                                                  1,283,500
       35,000  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                         238,700
      123,300  COMCAST CORPORATION CLASS A                                                        1,787,850
       25,083  TIME WARNER CABLE INCORPORATED                                                       989,274
       17,800  VERIZON COMMUNICATIONS INCORPORATED                                                  526,702
                                                                                                  4,826,026
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 2.01%
       44,300  PROCTER & GAMBLE COMPANY                                                           2,569,400
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 11.84%
        9,163  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                               163,101
      208,200  BANK OF AMERICA CORPORATION                                                        3,035,556
        7,000  BB&T CORPORATION                                                                     167,370
        1,575  COMMERCE BANCSHARES INCORPORATED                                                      60,417
      114,500  JPMORGAN CHASE & COMPANY                                                           4,782,665
       11,000  KEYCORP                                                                               59,290
        1,900  M&T BANK CORPORATION<<                                                               119,415
        3,000  NORTHERN TRUST CORPORATION                                                           150,750
       48,700  PNC FINANCIAL SERVICES GROUP                                                       2,383,378
       73,000  REGIONS FINANCIAL CORPORATION                                                        353,320
      166,000  US BANCORP                                                                         3,854,520
                                                                                                 15,129,782
                                                                                           ----------------
ELECTRIC, GAS & SANITARY SERVICES: 5.02%
       30,000  AQUA AMERICA INCORPORATED                                                            463,500
       90,000  NISOURCE INCORPORATED                                                              1,162,800
       24,000  PROGRESS ENERGY INCORPORATED                                                         900,720
       54,500  REPUBLIC SERVICES INCORPORATED                                                     1,412,095
       38,000  THE SOUTHERN COMPANY                                                               1,185,220
       43,000  WASTE MANAGEMENT INCORPORATED                                                      1,284,840
                                                                                                  6,409,175
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.38%
       90,000  ATMI INCORPORATED+                                                                 1,363,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
      250,000  GENERAL ELECTRIC COMPANY                                                    $      3,565,000
       83,000  TEXAS INSTRUMENTS INCORPORATED                                                     1,946,350
                                                                                                  6,874,850
                                                                                           ----------------
FOOD: 2.15%
       60,000  CONAGRA FOODS INCORPORATED                                                         1,260,000
       56,000  SYSCO CORPORATION                                                                  1,481,200
                                                                                                  2,741,200
                                                                                           ----------------
FOOTWEAR: 1.09%
       22,500  NIKE INCORPORATED CLASS B                                                          1,399,050
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 1.29%
       34,000  TARGET CORPORATION                                                                 1,646,620
                                                                                           ----------------
HEALTH SERVICES: 1.24%
       42,000  HUMANA INCORPORATED+                                                               1,578,360
                                                                                           ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.83%
       29,000  ANNALY CAPITAL MANAGEMENT INCORPORATED                                               490,390
       28,000  EXTERRAN HOLDINGS INCORPORATED+<<                                                    572,040
                                                                                                  1,062,430
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.56%
       26,600  3M COMPANY                                                                         1,956,962
      133,000  INTEL CORPORATION                                                                  2,541,630
       56,213  KENNAMETAL INCORPORATED                                                            1,324,378
                                                                                                  5,822,970
                                                                                           ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.45%
       24,400  MARSH & MCLENNAN COMPANIES INCORPORATED                                              572,424
                                                                                           ----------------
INSURANCE CARRIERS: 7.19%
       46,200  AETNA INCORPORATED                                                                 1,202,586
       43,300  ALLSTATE CORPORATION                                                               1,280,381
       15,000  CHUBB CORPORATION                                                                    727,800
        7,800  CIGNA CORPORATION                                                                    217,152
        3,400  EVEREST REINSURANCE GROUP LIMITED                                                    297,466
       34,600  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                           469,522
       50,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                     1,245,616
       97,000  THE PROGRESSIVE CORPORATION                                                        1,552,000
       23,800  THE TRAVELERS COMPANIES INCORPORATED                                               1,185,002
       18,300  UNITEDHEALTH GROUP INCORPORATED                                                      474,885
       11,500  WELLPOINT INCORPORATED+                                                              537,740
                                                                                                  9,190,150
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.34%
       50,000  BOSTON SCIENTIFIC CORPORATION+                                                       406,000
       29,000  DANAHER CORPORATION                                                                1,978,670
       44,000  PERKINELMER INCORPORATED                                                             818,840
       37,600  ROCKWELL AUTOMATION INCORPORATED                                                   1,539,720
       13,400  THERMO FISHER SCIENTIFIC INCORPORATED+                                               603,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       25,600  WATERS CORPORATION+                                                         $      1,470,208
                                                                                                  6,816,438
                                                                                           ----------------
METAL MINING: 1.55%
       27,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                1,980,720
                                                                                           ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.13%
       43,000  TYCO INTERNATIONAL LIMITED                                                         1,442,650
                                                                                           ----------------
MISCELLANEOUS RETAIL: 1.00%
      212,000  OFFICE DEPOT INCORPORATED+                                                         1,282,600
                                                                                           ----------------
MOTION PICTURES: 0.81%
       38,000  WALT DISNEY COMPANY                                                                1,040,060
                                                                                           ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.48%
       26,000  FEDEX CORPORATION                                                                  1,889,940
                                                                                           ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.18%
       90,000  DISCOVER FINANCIAL SERVICES                                                        1,272,600
       14,600  PEOPLE'S UNITED FINANCIAL INCORPORATED                                               234,038
                                                                                                  1,506,638
                                                                                           ----------------
OIL & GAS EXTRACTION: 7.21%
       26,100  ANADARKO PETROLEUM CORPORATION                                                     1,590,273
       23,000  CHESAPEAKE ENERGY CORPORATION                                                        563,500
       28,000  DEVON ENERGY CORPORATION                                                           1,811,880
       40,800  NOBLE ENERGY INCORPORATED                                                          2,677,704
       42,700  TOTAL SA ADR                                                                       2,564,989
                                                                                                  9,208,346
                                                                                           ----------------
OIL & OIL SERVICES: 0.30%
       13,200  HALLIBURTON COMPANY                                                                  385,572
                                                                                           ----------------
OIL FIELD EQUIPMENT & SERVICES: 1.06%
       33,000  NATIONAL OILWELL VARCO INCORPORATED+                                               1,352,670
                                                                                           ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.47%
       49,600  CHEVRON CORPORATION                                                                3,796,384
       36,500  CONOCOPHILLIPS                                                                     1,831,570
       66,400  EXXON MOBIL CORPORATION                                                            4,758,888
       31,300  HESS CORPORATION                                                                   1,713,362
                                                                                                 12,100,204
                                                                                           ----------------
PHARMACEUTICALS: 5.18%
       60,000  BRISTOL-MYERS SQUIBB COMPANY                                                       1,308,000
       32,400  JOHNSON & JOHNSON                                                                  1,913,220
       18,000  MERCK & COMPANY INCORPORATED+                                                        556,740
      167,000  PFIZER INCORPORATED                                                                2,844,010
                                                                                                  6,621,970
                                                                                           ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.56%
      100,000  MCGRAW-HILL COMPANIES INCORPORATED                                                 2,878,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       14,300  VIACOM INCORPORATED CLASS B+                                                $        394,537
                                                                                                  3,272,537
                                                                                           ----------------
RETAIL-DRUG STORES: 2.17%
       73,200  WALGREEN COMPANY                                                                   2,769,156
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.80%
        2,100  GOLDMAN SACHS GROUP INCORPORATED                                                     357,357
       22,800  LEGG MASON INCORPORATED                                                              663,708
                                                                                                  1,021,065
                                                                                           ----------------
SOFTWARE: 2.68%
       37,000  ELECTRONIC ARTS INCORPORATED+                                                        674,880
       99,000  MICROSOFT CORPORATION                                                              2,745,271
                                                                                                  3,420,151
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.22%
        6,800  COVIDIEN PLC                                                                         286,416
                                                                                           ----------------
TELECOMMUNICATIONS: 1.95%
      112,000  VODAFONE GROUP PLC ADR                                                             2,485,280
                                                                                           ----------------
TRANSPORTATION EQUIPMENT: 1.18%
        2,000  GENERAL DYNAMICS CORPORATION                                                         125,400
       25,800  ITT CORPORATION                                                                    1,308,060
        1,000  LOCKHEED MARTIN CORPORATION                                                           68,790
                                                                                                  1,502,250
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $133,203,809)                                                         127,221,068
                                                                                           ----------------
COLLATERAL FOR SECURITIES LENDING: 0.81%

                                                                     YIELD
                                                                     -----
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.11%
       35,134  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                   0.23%                           35,134
       35,134  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)       0.17                            35,134
       35,134  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)         0.12                            35,134
       35,134  DWS MONEY MARKET SERIES INSTITUTIONAL(s)              0.21                            35,134
                                                                                                    140,536
                                                                                           ----------------

PRINCIPAL                                                    INTEREST RATE  MATURITY DATE
-------------                                                -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.70%
$      12,776  ABN AMRO BANK NV (CHICAGO)                             0.11%    11/02/2009            12,776
        9,103  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009             9,102
       11,434  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009            11,433
       12,776  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $12,776)                 0.08     11/02/2009            12,776
       12,776  BANK OF IRELAND                                        0.50     11/05/2009            12,776
       22,358  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $22,358)                                      0.11     11/02/2009            22,358
        3,194  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009             3,194
        1,597  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009             1,597
       10,221  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009            10,220
        7,666  BNP PARIBAS (PARIS)                                    0.14     11/02/2009             7,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      12,776  BNP PARIBAS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $12,776)                            0.08%    11/02/2009  $         12,776
       14,373  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009            14,371
        2,555  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027             2,555
        3,513  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                      0.20     06/01/2028             3,513
       11,384  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009            11,383
      107,960  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008             1,781
       83,118  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008             1,371
        1,691  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038             1,691
        5,110  COOK COUNTY IL+/-ss                                    0.40     11/01/2030             5,110
       19,803  DANSKE CORPORATION++                                   0.20     11/05/2009            19,802
       11,498  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss           0.45     12/15/2037            11,498
        7,985  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009             7,985
       14,692  EKSPORTFINANS ASA++                                    0.19     11/10/2009            14,692
       17,247  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009            17,246
        7,666  FORTIS BANK NV SA                                      0.18     11/02/2009             7,666
       10,987  GDF SUEZ++                                             0.18     11/23/2009            10,986
        3,037  GDF SUEZ++                                             0.20     11/18/2009             3,037
       22,665  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $22,665)                 0.07     11/02/2009            22,665
       14,692  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009            14,691
        7,666  GROUPE BPCE                                            0.15     11/02/2009             7,666
      377,543  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010           130,630
        1,054  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042             1,054
        9,582  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034             9,582
        3,194  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029             3,194
        1,278  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018             1,278
        7,985  ING BANK NV AMSTERDAM                                  0.20     11/02/2009             7,985
       14,692  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009            14,689
       12,776  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $12,776)                 0.08     11/02/2009            12,776
        1,916  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025             1,916
        2,875  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033             2,875
       14,692  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009            14,692
       21,112  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034            21,112
        2,747  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028             2,747
        2,427  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036             2,427
        4,791  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009             4,791
        3,194  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009             3,194
        1,278  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018             1,278
          958  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009               958
        4,063  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034             4,063
        9,825  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009             9,825
        7,346  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009             7,346
        8,943  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028             8,943
        2,236  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009             2,236
        1,533  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009             1,533
       13,415  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009            13,413
       20,441  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009            20,441
       20,441  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009            20,441
        9,582  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009             9,581
        7,985  TASMAN FUNDING INCORPORATED++ (p)                      0.25     11/04/2009             7,985
        6,388  TASMAN FUNDING INCORPORATED++ (p)                      0.26     11/04/2009             6,388
       13,065  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009            13,064
        5,749  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032             5,749
        2,555  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009             2,555
       12,776  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009            12,776
        1,916  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040             1,916

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

U.S. VALUE FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
      483,133  VFNC CORPORATION+++/-(a)(i)                            0.24%    09/30/2010  $        217,406
                                                                                                    899,222
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,057,910)                                         1,039,758
                                                                                           ----------------

SHARES                                                                              YIELD
-------------                                                                      ------
SHORT-TERM INVESTMENTS: 0.36%
      455,603  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++(s)                        0.15% $        455,603
TOTAL SHORT-TERM INVESTMENTS (COST $455,603)                                                        455,603
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $134,717,322)*                                               100.76%              $    128,716,429
OTHER ASSETS AND LIABILITIES, NET                                      (0.76)                      (973,755)
                                                                      ------               ----------------
TOTAL NET ASSETS                                                      100.00%              $    127,742,674
                                                                      ------               ----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $455,603.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $135,495,801 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,441,802
GROSS UNREALIZED DEPRECIATION    (18,221,174)
                                ------------
NET UNREALIZED DEPRECIATION     $ (6,779,372)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 99.71%
AUTO PARTS & EQUIPMENT: 0.77%
      455,000  JOHNSON CONTROLS INCORPORATED                                               $     10,883,600
                                                                                           ----------------
BIOPHARMACEUTICALS: 4.26%
      337,930  CELGENE CORPORATION+                                                              17,251,327
      336,842  GILEAD SCIENCES INCORPORATED+<<                                                   14,332,627
      564,910  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                        28,516,657
                                                                                                 60,100,611
                                                                                           ----------------
BUSINESS SERVICES: 6.36%
    1,042,650  ACTIVISION BLIZZARD INCORPORATED+                                                 11,291,900
      353,923  ALLIANCE DATA SYSTEMS CORPORATION+<<                                              19,458,687
       90,450  MASTERCARD INCORPORATED CLASS A<<                                                 19,810,359
    1,853,500  ORACLE CORPORATION                                                                39,108,850
                                                                                                 89,669,796
                                                                                           ----------------
CABLE TELEVISION: 2.21%
    1,186,384  DIRECTV GROUP INCORPORATED+<<                                                     31,201,899
                                                                                           ----------------
CHEMICALS & ALLIED PRODUCTS: 2.28%
      416,750  AIR PRODUCTS & CHEMICALS INCORPORATED                                             32,143,928
                                                                                           ----------------
COAL MINING: 1.56%
      557,317  PEABODY ENERGY CORPORATION                                                        22,064,180
                                                                                           ----------------
COMMUNICATIONS: 1.57%
      260,122  EQUINIX INCORPORATED+<<                                                           22,193,609
                                                                                           ----------------
COMMUNICATIONS EQUIPMENT: 1.73%
      955,050  JUNIPER NETWORKS INCORPORATED+                                                    24,363,326
                                                                                           ----------------
COMPUTERS - MEMORY DEVICES: 0.96%
      826,200  EMC CORPORATION+                                                                  13,607,514
                                                                                           ----------------
COSMETICS , PERSONAL CARE: 1.69%
      743,950  AVON PRODUCTS INCORPORATED<<                                                      23,843,598
                                                                                           ----------------
CRUDE PETROLEUM & NATURAL GAS: 1.57%
      337,400  NOBLE ENERGY INCORPORATED                                                         22,143,562
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 3.23%
    1,898,350  BANK OF AMERICA CORPORATION                                                       27,677,943
      427,300  JPMORGAN CHASE & COMPANY                                                          17,848,321
                                                                                                 45,526,264
                                                                                           ----------------
DRILLING OIL & NATURAL GAS WELLS: 1.64%
      568,800  NOBLE CORPORATION                                                                 23,172,912
                                                                                           ----------------
E-COMMERCE/SERVICES: 3.43%
      227,750  AMAZON.COM INCORPORATED+<<                                                        27,058,978
      954,450  EBAY INCORPORATED+                                                                21,255,602
                                                                                                 48,314,580
                                                                                           ----------------
EATING & DRINKING PLACES: 1.40%
      600,627  YUM! BRANDS INCORPORATED                                                          19,790,660
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.13%
      380,100  AMPHENOL CORPORATION CLASS A                                                $     15,249,612
      772,970  BROADCOM CORPORATION CLASS A+                                                     20,568,732
    2,153,600  CISCO SYSTEMS INCORPORATED+                                                       49,209,760
    2,182,450  MICRON TECHNOLOGY INCORPORATED+<<                                                 14,818,836
            1  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                    10
      698,850  TYCO ELECTRONICS LIMITED                                                          14,850,563
                                                                                                114,697,513
                                                                                           ----------------
ELECTRONIC COMPUTERS: 8.93%
      402,145  APPLE INCORPORATED+                                                               75,804,333
      667,342  HEWLETT-PACKARD COMPANY                                                           31,672,051
      153,043  INTERNATIONAL BUSINESS MACHINES CORPORATION                                       18,458,516
                                                                                                125,934,900
                                                                                           ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.58%
      486,100  ILLINOIS TOOL WORKS INCORPORATED                                                  22,321,712
                                                                                           ----------------
FOOD & KINDRED PRODUCTS: 0.43%
      317,250  COCA-COLA ENTERPRISES INCORPORATED                                                 6,049,958
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 1.49%
      564,350  TJX COMPANIES INCORPORATED                                                        21,078,473
                                                                                           ----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.44%
      728,050  FOSTER WHEELER AG+                                                                20,378,120
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.69%
      752,999  INGERSOLL-RAND PLC                                                                23,787,238
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 6.46%
      110,644  GOOGLE INCORPORATED CLASS A+                                                      59,318,461
    1,998,250  YAHOO! INCORPORATED+                                                              31,772,175
                                                                                                 91,090,636
                                                                                           ----------------
INSURANCE CARRIERS: 1.02%
      552,700  UNITEDHEALTH GROUP INCORPORATED                                                   14,342,565
                                                                                           ----------------
LEATHER & LEATHER PRODUCTS: 1.55%
      662,000  COACH INCORPORATED                                                                21,826,140
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.56%
      431,150  ROCKWELL AUTOMATION INCORPORATED                                                  17,655,593
      411,470  THERMO FISHER SCIENTIFIC INCORPORATED+                                            18,516,150
                                                                                                 36,171,743
                                                                                           ----------------
MEDICAL MANAGEMENT SERVICES: 0.79%
      139,850  EXPRESS SCRIPTS INCORPORATED+                                                     11,176,812
                                                                                           ----------------
MEDICAL PRODUCTS: 0.65%
      168,700  BAXTER INTERNATIONAL INCORPORATED                                                  9,119,922
                                                                                           ----------------
METAL MINING: 2.87%
      552,562  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                               40,535,948
                                                                                           ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.85%
      779,650  TYCO INTERNATIONAL LIMITED                                                        26,157,258
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.55%
      629,450  AMERICAN EXPRESS COMPANY                                                    $     21,930,038
                                                                                           ----------------
OIL & GAS FIELD SERVICES: 1.28%
      215,493  TRANSOCEAN LIMITED+                                                               18,082,018
                                                                                           ----------------
PETROLEUM REFINING: 1.41%
      600,400  SUNCOR ENERGY INCORPORATED                                                        19,825,208
                                                                                           ----------------
RETAIL: 1.66%
      611,550  BEST BUY COMPANY INCORPORATED                                                     23,348,979
                                                                                           ----------------
RETAIL-DRUG STORES: 2.28%
      911,691  CVS CAREMARK CORPORATION                                                          32,182,692
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.91%
      605,400  INVESCO LIMITED                                                                   12,804,210
                                                                                           ----------------
SOFTWARE: 5.12%
    2,602,650  MICROSOFT CORPORATION                                                             72,171,485
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 1.16%
      386,750  COVIDIEN PLC                                                                      16,289,910
                                                                                           ----------------
TELECOMMUNICATIONS: 6.67%
      799,724  AMERICAN TOWER CORPORATION CLASS A+                                               29,445,838
    5,278,300  MOTOROLA INCORPORATED                                                             45,235,031
      467,170  QUALCOMM INCORPORATED                                                             19,345,510
                                                                                                 94,026,379
                                                                                           ----------------
TRANSPORTATION BY AIR: 0.63%
    1,248,400  DELTA AIR LINES INCORPORATED+                                                      8,913,576
                                                                                           ----------------
TRAVEL & RECREATION: 0.94%
      583,750  EXPEDIA INCORPORATED+                                                             13,233,604
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $1,365,258,130)                                                     1,406,497,076
                                                                                           ----------------

                                                                                 YIELD
                                                                                ------
COLLATERAL FOR SECURITIES LENDING: 7.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.47%
    5,190,155  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                0.23%           5,190,155
    5,190,155  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                    0.17            5,190,155
    5,190,155  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                      0.12            5,190,155
    5,190,155  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                           0.21            5,190,155
                                                                                                 20,760,620
                                                                                           ----------------


PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.09%
    1,887,329  ABN AMRO NORTH AMERICA FINANCE INCORPORATED            0.11%    11/02/2009         1,887,329
    1,344,722  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009         1,344,574
    1,689,160  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009         1,688,936
    1,887,329  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $1,887,342)              0.08     11/02/2009         1,887,329
    1,887,329  BANK OF IRELAND                                        0.50     11/05/2009         1,887,329

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   3,302,826  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $3,302,856)                                   0.11%    11/02/2009  $      3,302,826
      471,832  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009           471,798
      235,916  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009           235,861
    1,509,863  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009         1,509,800
    1,132,398  BNP PARIBAS (PARIS)                                    0.14     11/02/2009         1,132,398
    1,887,329  BNP PARIBAS REPURCHASE AGREEMENT 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES ($1,887,342)                             0.08     11/02/2009         1,887,329
    2,123,245  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009         2,122,988
      377,466  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027           377,466
      519,016  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                      0.20     06/01/2028           519,016
    1,681,705  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009         1,681,501
    1,503,918  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008            24,815
    1,157,864  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008            19,105
      249,835  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038           249,835
      754,932  COOK COUNTY IL+/-ss                                    0.40     11/01/2030           754,932
    2,925,360  DANSKE CORPORATION++                                   0.20     11/05/2009         2,925,279
    1,698,596  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss           0.45     12/15/2037         1,698,596
    1,179,581  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009         1,179,581
    2,170,429  EKSPORTFINANS ASA++                                    0.19     11/10/2009         2,170,314
    2,547,894  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009         2,547,748
    1,132,398  FORTIS BANK NV SA                                      0.18     11/02/2009         1,132,398
    1,623,103  GDF SUEZ++                                             0.18     11/23/2009         1,622,916
      448,618  GDF SUEZ++                                             0.20     11/18/2009           448,573
    3,348,216  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,348,236)              0.07     11/02/2009         3,348,216
    2,170,429  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009         2,170,291
    1,132,398  GROUPE BPCE                                            0.15     11/02/2009         1,132,398
    5,259,282  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010         1,819,712
      155,705  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042           155,705
    1,415,497  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034         1,415,497
      471,832  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029           471,832
      188,733  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018           188,733
    1,179,581  ING BANK NV AMSTERDAM                                  0.20     11/02/2009         1,179,581
    2,170,429  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009         2,169,886
    1,887,329  JP MORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORGAGE BACKED
                  SECURITIES (MATURITY VALUE $1,887,342)+/-           0.08     11/02/2009         1,887,329
      283,099  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025           283,099
      424,649  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033           424,649
    2,170,429  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009         2,170,396
    3,118,812  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034         3,118,812
      405,776  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028           405,776
      358,593  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036           358,593
      707,748  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009           707,737
      471,832  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009           471,806
      188,733  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018           188,733
      141,550  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009           141,540
      600,171  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034           600,171
    1,451,451  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009         1,451,370
    1,085,214  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009         1,085,124
    1,321,130  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028         1,321,130
      330,283  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009           330,305
      226,480  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009           226,458
    1,981,696  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009         1,981,424
    3,019,727  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009         3,019,727
    3,019,727  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009         3,019,676
    1,415,497  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009         1,415,316
    1,179,581  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009         1,179,548
      943,665  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009           943,637
    1,929,983  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009         1,929,886
      849,298  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032           849,298
      377,466  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009           377,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,887,329  UNICREDITO ITALIANO (NEW YORK)                         0.23%    11/27/2009  $      1,887,336
      283,099  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040           283,099
    6,730,184  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010         3,028,585
                                                                                                 85,850,425
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $106,863,910)                                     106,611,045
                                                                                           ----------------

SHARES                                                               YIELD
-------------                                                       ------
SHORT-TERM INVESTMENTS: 0.08%
    1,114,368  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)        0.15%                       1,114,368
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,114,368)                                                    1,114,368
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,473,236,408)*                               107.35%                            $  1,514,222,489
OTHER ASSETS AND LIABILITIES, NET                        (7.35)                                (103,627,346)
                                                        ------                             ----------------
TOTAL NET ASSETS                                        100.00%                            $  1,410,595,143
                                                        ------                             ----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,114,368.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,485,555,840 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $110,138,538
GROSS UNREALIZED DEPRECIATION    (81,471,889)
                                ------------
NET UNREALIZED APPRECIATION     $ 28,666,649

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 97.18%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.77%
       11,987  VF CORPORATION                                                              $        851,556
                                                                                           ----------------
BIOPHARMACEUTICALS: 2.34%
       20,214  GENZYME CORPORATION+                                                               1,022,828
       30,825  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                         1,556,046
                                                                                                  2,578,874
                                                                                           ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.48%
       64,889  HOME DEPOT INCORPORATED                                                            1,628,065
                                                                                           ----------------
BUSINESS SERVICES: 2.15%
       31,347  OMNICOM GROUP INCORPORATED                                                         1,074,575
       73,202  SYMANTEC CORPORATION+                                                              1,286,891
                                                                                                  2,361,466
                                                                                           ----------------
CABLE TELEVISION: 1.00%
       41,720  DIRECTV GROUP INCORPORATED+<<                                                      1,097,236
                                                                                           ----------------
CHEMICALS: 1.31%
       61,407  DOW CHEMICAL COMPANY                                                               1,441,836
                                                                                           ----------------
COMMUNICATIONS: 4.84%
       90,580  AT&T INCORPORATED                                                                  2,325,189
       51,645  NII HOLDINGS INCORPORATED+                                                         1,390,800
       54,261  VERIZON COMMUNICATIONS INCORPORATED                                                1,605,583
                                                                                                  5,321,572
                                                                                           ----------------
COMPUTERS - MEMORY DEVICES: 1.23%
       82,505  EMC CORPORATION+                                                                   1,358,857
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 12.12%
      163,068  BANK OF AMERICA CORPORATION                                                        2,377,531
       34,972  BANK OF NEW YORK MELLON CORPORATION                                                  932,354
       45,270  BB&T CORPORATION                                                                   1,082,406
       78,996  COMERICA INCORPORATED                                                              2,192,139
       77,810  JPMORGAN CHASE & COMPANY                                                           3,250,124
       32,161  STATE STREET CORPORATION                                                           1,350,119
       57,684  US BANCORP                                                                         1,339,422
       57,132  ZIONS BANCORPORATION<<                                                               808,989
                                                                                                 13,333,084
                                                                                           ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.64%
       43,745  AMERICAN WATER WORKS COMPANY INCORPORATED                                            829,843
       50,060  DOMINION RESOURCES INCORPORATED                                                    1,706,545
       95,884  DUKE ENERGY CORPORATION                                                            1,516,885
       26,141  ENTERGY CORPORATION                                                                2,005,538
       41,559  WASTE MANAGEMENT INCORPORATED                                                      1,241,783
                                                                                                  7,300,594
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.49%
      274,434  GENERAL ELECTRIC COMPANY                                                           3,913,429

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
       42,873  MICROCHIP TECHNOLOGY INCORPORATED                                           $      1,027,237
                                                                                                  4,940,666
                                                                                           ----------------
ELECTRONIC COMPUTERS: 0.77%
       17,847  HEWLETT-PACKARD COMPANY                                                              847,019
                                                                                           ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.00%
       29,744  ACCENTURE LIMITED CLASS A                                                          1,102,908
                                                                                           ----------------
FOOD: 1.23%
       64,556  CONAGRA FOODS INCORPORATED                                                         1,355,676
                                                                                           ----------------
FOOD & KINDRED PRODUCTS: 0.98%
       59,163  DEAN FOODS COMPANY+                                                                1,078,541
                                                                                           ----------------
FOOD STORES: 0.79%
       38,970  SAFEWAY INCORPORATED                                                                 870,200
                                                                                           ----------------
HOLDING & OTHER INVESTMENT OFFICES: 4.28%
       23,892  AFFILIATED MANAGERS GROUP INCORPORATED+                                            1,516,903
       23,145  BOSTON PROPERTIES INCORPORATED                                                     1,406,522
       26,301  SIMON PROPERTY GROUP INCORPORATED                                                  1,785,575
                                                                                                  4,709,000
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.71%
       43,598  DOVER CORPORATION                                                                  1,642,773
       32,063  EATON CORPORATION                                                                  1,938,208
       83,728  INTEL CORPORATION                                                                  1,600,042
                                                                                                  5,181,023
                                                                                           ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.06%
       49,818  MARSH & MCLENNAN COMPANIES INCORPORATED                                            1,168,730
                                                                                           ----------------
INSURANCE CARRIERS: 5.87%
       17,381  ACE LIMITED                                                                          892,688
       26,957  ALLSTATE CORPORATION                                                                 797,118
       19,510  CHUBB CORPORATION                                                                    946,625
       60,650  CIGNA CORPORATION                                                                  1,688,496
       62,596  METLIFE INCORPORATED                                                               2,130,142
                                                                                                  6,455,069
                                                                                           ----------------
LEATHER & LEATHER PRODUCTS: 0.78%
       25,973  COACH INCORPORATED                                                                   856,330
                                                                                           ----------------
MEDICAL PRODUCTS: 1.07%
       25,490  STRYKER CORPORATION                                                                1,172,540
                                                                                           ----------------
MOTION PICTURES: 1.91%
       30,949  TIME WARNER INCORPORATED                                                             932,184
       42,657  WALT DISNEY COMPANY                                                                1,167,522
                                                                                                  2,099,706
                                                                                           ----------------
OIL & GAS EXTRACTION: 7.98%
       92,667  BJ SERVICES COMPANY                                                                1,779,206
       31,632  DEVON ENERGY CORPORATION                                                           2,046,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
OIL & GAS EXTRACTION (continued)
       27,475  ENCANA CORPORATION                                                          $      1,521,840
       57,610  PRIDE INTERNATIONAL INCORPORATED+                                                  1,702,952
      101,719  TALISMAN ENERGY INCORPORATED                                                       1,726,172
                                                                                                  8,777,077
                                                                                           ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.61%
       61,221  CONOCOPHILLIPS                                                                     3,072,070
       79,781  EXXON MOBIL CORPORATION                                                            5,717,904
       55,610  MARATHON OIL CORPORATION                                                           1,777,852
                                                                                                 10,567,826
                                                                                           ----------------
PHARMACEUTICALS: 3.75%
       73,440  BRISTOL-MYERS SQUIBB COMPANY                                                       1,600,992
       18,832  JOHNSON & JOHNSON                                                                  1,112,030
       83,264  PFIZER INCORPORATED                                                                1,417,986
                                                                                                  4,131,008
                                                                                           ----------------
PRIMARY METAL INDUSTRIES: 1.64%
       80,707  ALCOA INCORPORATED                                                                 1,002,381
       23,259  UNITED STATES STEEL CORPORATION<<                                                    802,203
                                                                                                  1,804,584
                                                                                           ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.48%
       56,564  MCGRAW-HILL COMPANIES INCORPORATED                                                 1,627,912
                                                                                           ----------------
RAILROAD TRANSPORTATION: 1.91%
       44,999  NORFOLK SOUTHERN CORPORATION                                                       2,097,853
                                                                                           ----------------
RETAIL: 1.09%
       31,569  BEST BUY COMPANY INCORPORATED                                                      1,205,304
                                                                                           ----------------
RETAIL-DRUG STORES: 2.22%
       64,528  WALGREEN COMPANY                                                                   2,441,094
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.89%
       12,211  GOLDMAN SACHS GROUP INCORPORATED                                                   2,077,946
                                                                                           ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.73%
       25,064  OWENS-ILLINOIS INCORPORATED+                                                         799,041
                                                                                           ----------------
TRANSPORTATION EQUIPMENT: 2.06%
       20,235  GENERAL DYNAMICS CORPORATION                                                       1,268,735
       19,879  NORTHROP GRUMMAN CORPORATION                                                         996,534
                                                                                                  2,265,269
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $107,868,577)                                                         106,905,462
                                                                                           ----------------
COLLATERAL FOR SECURITIES LENDING: 2.03%

                                                                                    YIELD
                                                                                   ------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.36%
       98,982  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                   0.23%           98,982
       98,982  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                       0.17            98,982
       98,982  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                         0.12            98,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                        YIELD        VALUE
-------------  ------------------------------------------------------------------  ------  ----------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
       98,982  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                              0.21% $         98,982
                                                                                                    395,928
                                                                                           ----------------

PRINCIPAL                                                    INTEREST RATE  MATURITY DATE
-------------                                                -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.67%
$      35,993  ABN AMRO BANK NV (CHICAGO)                             0.11%    11/02/2009            35,993
       25,645  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009            25,642
       32,214  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009            32,210
       35,993  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $35,993)                 0.08     11/02/2009            35,993
       35,993  BANK OF IRELAND                                        0.50     11/05/2009            35,993
       62,988  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102%  COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $62,989)                                      0.11     11/02/2009            62,988
        8,998  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009             8,998
        4,499  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009             4,498
       28,795  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009            28,793
       21,596  BNP PARIBAS (PARIS)                                    0.14     11/02/2009            21,596
       35,993  BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $35,993)                                            0.08     11/02/2009            35,993
       40,493  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009            40,488
        7,199  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027             7,199
        9,898  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                      0.20     06/01/2028             9,898
       32,072  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009            32,068
       90,942  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008             1,501
       70,016  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008             1,155
        4,765  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038             4,765
       14,397  COOK COUNTY IL+/-ss                                    0.40     11/01/2030            14,397
       55,790  DANSKE CORPORATION++                                   0.20     11/05/2009            55,788
       32,394  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss           0.45     12/15/2037            32,394
       22,496  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009            22,496
       41,392  EKSPORTFINANS ASA++                                    0.19     11/10/2009            41,390
       48,591  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009            48,588
       21,596  FORTIS BANK NV SA                                      0.18     11/02/2009            21,596
       30,954  GDF SUEZ++                                             0.18     11/23/2009            30,951
        8,556  GDF SUEZ++                                             0.20     11/18/2009             8,555
       63,854  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $63,854)                            0.07     11/02/2009            63,854
       41,392  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009            41,390
       21,596  GROUPE BPCE                                            0.15     11/02/2009            21,596
      318,029  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010           110,038
        2,969  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042             2,969
       26,995  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034            26,995
        8,998  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029             8,998
        3,599  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018             3,599
       22,496  ING BANK NV AMSTERDAM                                  0.20     11/02/2009            22,496
       41,392  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009            41,382
       35,993  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $35,993)                 0.08     11/02/2009            35,993
        5,399  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025             5,399
        8,099  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033             8,099
       41,392  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009            41,392
       59,479  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034            59,479
        7,739  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028             7,739
        6,839  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036             6,839
       13,498  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009            13,497
        8,998  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009             8,998
        3,599  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018             3,599
        2,700  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009             2,699
       11,446  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034            11,446
       27,681  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009            27,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      20,696  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30%    11/10/2009  $         20,694
       25,195  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028            25,195
        6,299  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009             6,299
        4,319  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009             4,319
       37,793  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009            37,788
       57,589  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009            57,589
       57,589  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009            57,588
       26,995  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009            26,992
       22,496  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009            22,495
       17,997  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009            17,996
       36,807  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009            36,805
       16,197  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032            16,197
        7,199  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009             7,198
       35,993  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009            35,994
        5,399  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040             5,399
      406,974  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010           183,141
                                                                                                  1,839,790
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,251,009)                                         2,235,718
                                                                                           ----------------

SHARES                                                                              YIELD
-------------                                                                       -----
SHORT-TERM INVESTMENTS: 2.74%
    3,017,904  WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST~+++(s)                                                       0.15%        3,017,904
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,017,904)                                                    3,017,904
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $113,137,490)*                                              101.95%               $    112,159,084
OTHER ASSETS AND LIABILITIES, NET                                     (1.95)                     (2,143,875)
                                                                     ------                ----------------
TOTAL NET ASSETS                                                     100.00%               $    110,015,209
                                                                     ------                ----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,017,904.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(s)  RATE SHOWN IS 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $117,594,700 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,000,525
GROSS UNREALIZED DEPRECIATION    (16,436,141)
                                ------------
NET UNREALIZED DEPRECIATION     $ (5,435,616)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 99.23%
AEROSPACE, DEFENSE: 0.76%
      169,000  UNITED TECHNOLOGIES CORPORATION                                             $     10,385,050
                                                                                           ----------------
AMUSEMENT & RECREATION SERVICES: 0.17%
       58,000  BALLY TECHNOLOGIES INCORPORATED+                                                   2,284,620
                                                                                           ----------------
BIOPHARMACEUTICALS: 4.74%
      310,000  ACORDA THERAPEUTICS INCORPORATED+                                                  6,736,300
      832,000  ALEXION PHARMACEUTICALS INCORPORATED<<+                                           36,949,120
      118,000  HUMAN GENOME SCIENCES INCORPORATED+                                                2,205,420
      200,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                        10,096,000
      198,000  UNITED THERAPEUTICS CORPORATION+                                                   8,422,920
                                                                                                 64,409,760
                                                                                           ----------------
BUSINESS SERVICES: 15.32%
       63,000  ADOBE SYSTEMS INCORPORATED+                                                        2,075,220
    1,880,000  ARIBA INCORPORATED+                                                               22,221,600
       16,500  BAIDU.COM INCORPORATED ADR+                                                        6,235,680
       85,000  CAPELLA EDUCATION COMPANY<<+                                                       5,856,500
       84,000  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                         2,609,880
    1,150,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                               44,447,500
      675,000  CONCUR TECHNOLOGIES INCORPORATED+                                                 24,057,000
      149,000  F5 NETWORKS INCORPORATED+                                                          6,688,610
      135,000  MASTERCARD INCORPORATED CLASS A                                                   29,567,700
       37,000  RED HAT INCORPORATED+                                                                954,970
      146,000  SALESFORCE.COM INCORPORATED+                                                       8,285,500
      625,500  SUCCESSFACTORS INCORPORATED+                                                       9,563,895
      570,000  SYBASE INCORPORATED+                                                              22,549,200
      305,000  VISA INCORPORATED CLASS A SHARES<<                                                23,106,800
                                                                                                208,220,055
                                                                                           ----------------
CASINO & GAMING: 1.19%
      404,000  WMS INDUSTRIES INCORPORATED+                                                      16,151,920
                                                                                           ----------------
CHEMICALS & ALLIED PRODUCTS: 4.26%
      245,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                             18,896,850
      120,000  AIRGAS INCORPORATED                                                                5,323,200
      260,000  ECOLAB INCORPORATED                                                               11,429,600
       75,000  MONSANTO COMPANY                                                                   5,038,500
      216,500  PRAXAIR INCORPORATED                                                              17,198,760
                                                                                                 57,886,910
                                                                                           ----------------
COMMUNICATIONS: 3.51%
      405,000  ASIAINFO HOLDINGS INCORPORATED<<+                                                  8,934,300
      170,000  EQUINIX INCORPORATED<<+                                                           14,504,400
      185,000  LOOPNET INCORPORATED+                                                              1,615,050
      499,000  NEUTRAL TANDEM INCORPORATION<<+                                                   10,523,910
      450,000  NII HOLDINGS INCORPORATED+                                                        12,118,500
                                                                                                 47,696,160
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 0.71%
      123,000  COLGATE-PALMOLIVE COMPANY                                                          9,671,490
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 1.18%
      120,000  BANK OF NEW YORK MELLON CORPORATION                                                3,199,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
DEPOSITORY INSTITUTIONS (continued)
      306,000  STATE STREET CORPORATION                                                    $     12,845,880
                                                                                                 16,045,080
                                                                                           ----------------
E-COMMERCE/SERVICES: 3.27%
       52,000  AMAZON.COM INCORPORATED+                                                           6,178,120
      243,000  PRICELINE.COM INCORPORATED<<+                                                     38,342,970
                                                                                                 44,521,090
                                                                                           ----------------
EATING & DRINKING PLACES: 1.39%
       43,000  CHIPOTLE MEXICAN GRILL INCORPORATED<<+                                             3,504,070
       24,000  CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                       1,917,840
      230,000  MCDONALD'S CORPORATION                                                            13,480,300
                                                                                                 18,902,210
                                                                                           ----------------
EDUCATIONAL SERVICES: 1.11%
      219,000  AMERICAN PUBLIC EDUCATION INCORPORATED+                                            6,986,100
      425,000  CORINTHIAN COLLEGES INCORPORATED<<+                                                6,740,500
       84,000  K12 INCORPORATED<<+                                                                1,347,360
                                                                                                 15,073,960
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.63%
    1,388,000  CISCO SYSTEMS INCORPORATED+                                                       31,715,800
      392,000  EMERSON ELECTRIC COMPANY                                                          14,798,000
        7,000  FIRST SOLAR INCORPORATED<<+                                                          853,510
      905,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                               21,683,800
    1,375,000  MONOLITHIC POWER SYSTEMS+                                                         27,486,250
      141,000  NETAPP INCORPORATED+                                                               3,814,050
      405,000  SILICON LABORATORIES INCORPORATED+                                                16,969,500
                                                                                                117,320,910
                                                                                           ----------------
ELECTRONIC COMPUTERS: 4.46%
      215,000  APPLE INCORPORATED+                                                               40,527,500
      425,000  HEWLETT-PACKARD COMPANY                                                           20,170,500
                                                                                                 60,698,000
                                                                                           ----------------
ENGINEERING: 0.63%
      465,000  ABB LIMITED ADR                                                                    8,616,450
                                                                                           ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.47%
      171,000  ACCENTURE LIMITED CLASS A                                                          6,340,680
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 1.87%
      126,000  TARGET CORPORATION                                                                 6,102,180
      388,000  WAL-MART STORES INCORPORATED                                                      19,275,840
                                                                                                 25,378,020
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.36%
      285,000  ARCSIGHT INCORPORATED+                                                             7,045,200
    1,112,000  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                       9,540,960

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       91,000  RIVERBED TECHNOLOGY INCORPORATED+                                           $      1,864,590
                                                                                                 18,450,750
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 5.02%
      121,000  GOOGLE INCORPORATED CLASS A+                                                      64,870,520
      215,000  YAHOO! INCORPORATED+                                                               3,418,500
                                                                                                 68,289,020
                                                                                           ----------------
INSURANCE CARRIERS: 0.93%
      370,000  METLIFE INCORPORATED                                                              12,591,100
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 4.07%
      420,000  ICON PLC ADR+                                                                     10,374,000
      425,000  MASIMO CORPORATION+                                                               11,292,250
      345,000  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                        33,637,500
                                                                                                 55,303,750
                                                                                           ----------------
MEDICAL EQUIPMENT & SUPPLIES: 3.46%
       55,500  INTUITIVE SURGICAL INCORPORATED<<+                                                13,672,425
      421,000  NUVASIVE INCORPORATED<<+                                                          15,278,090
      530,000  ST. JUDE MEDICAL INCORPORATED+                                                    18,062,400
                                                                                                 47,012,915
                                                                                           ----------------
MEDICAL MANAGEMENT SERVICES: 0.67%
      114,000  EXPRESS SCRIPTS INCORPORATED+                                                      9,110,880
                                                                                           ----------------
MEDICAL PRODUCTS: 1.60%
      396,000  BAXTER INTERNATIONAL INCORPORATED                                                 21,407,760
       11,000  ILLUMINA INCORPORATED+                                                               353,100
                                                                                                 21,760,860
                                                                                           ----------------
MISCELLANEOUS RETAIL: 2.14%
       71,000  COSTCO WHOLESALE CORPORATION                                                       4,036,350
      376,000  DICK'S SPORTING GOODS INCORPORATED+                                                8,531,440
      880,000  HIBBETT SPORTS INCORPORATED<<+                                                    16,491,200
                                                                                                 29,058,990
                                                                                           ----------------
OIL & GAS EXTRACTION: 6.25%
       83,000  APACHE CORPORATION                                                                 7,811,960
      246,000  ARENA RESOURCES INCORPORATED<<+                                                    9,165,960
    1,000,000  BRIGHAM EXPLORATION COMPANY+                                                       9,500,000
       71,000  CONCHO RESOURCES INCORPORATED+                                                     2,705,810
      360,000  CONTINENTAL RESOURCES INCORPORATED<<+                                             13,395,600
       76,000  GOODRICH PETROLEUM CORPORATION<<+                                                  1,950,920
      139,000  SCHLUMBERGER LIMITED                                                               8,645,800
      157,000  TRANSOCEAN LIMITED+                                                               13,173,870
      214,000  ULTRA PETROLEUM CORPORATION+                                                      10,389,700
      197,250  XTO ENERGY INCORPORATED                                                            8,197,710
                                                                                                 84,937,330
                                                                                           ----------------
PHARMACEUTICALS: 3.89%
      562,000  ABBOTT LABORATORIES                                                               28,420,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
PHARMACEUTICALS (continued)
      460,000  SHIRE PLC ADR<<                                                             $     24,518,000
                                                                                                 52,938,340
                                                                                           ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.36%
      357,000  MSCI INCORPORATED+                                                                10,852,800
      682,000  ROVI CORPORATION<<+                                                               18,789,100
      581,000  SHUTTERFLY INCORPORATED+                                                           8,192,100
      685,000  VISTAPRINT NV<<+                                                                  34,969,250
                                                                                                 72,803,250
                                                                                           ----------------
RAILROAD TRANSPORTATION: 2.35%
      401,000  NORFOLK SOUTHERN CORPORATION                                                      18,694,620
      240,000  UNION PACIFIC CORPORATION                                                         13,233,600
                                                                                                 31,928,220
                                                                                           ----------------
RESTAURANTS: 0.50%
      166,000  BUFFALO WILD WINGS INCORPORATED<<+                                                 6,807,660
                                                                                           ----------------
RETAIL-DRUG STORES: 0.05%
       42,600  VITAMIN SHOPPE INCORPORATED+                                                         748,482
                                                                                           ----------------
RETAIL-INTERNET: 0.97%
      248,000  NETFLIX INCORPORATED<<+                                                           13,255,600
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.53%
      107,000  AMERIPRISE FINANCIAL INCORPORATED                                                  3,709,690
    1,173,000  CHARLES SCHWAB CORPORATION                                                        20,339,820
       83,000  GOLDMAN SACHS GROUP INCORPORATED                                                  14,124,110
      263,000  MORGAN STANLEY                                                                     8,447,560
      777,000  TD AMERITRADE HOLDING CORPORATION+                                                14,996,100
                                                                                                 61,617,280
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.15%
       48,000  COVIDIEN PLC                                                                       2,021,760
                                                                                           ----------------
TELECOMMUNICATIONS: 1.48%
      485,000  QUALCOMM INCORPORATED                                                             20,083,850
                                                                                           ----------------
TRANSPORTATION SERVICES: 0.18%
       45,000  C.H. ROBINSON WORLDWIDE INCORPORATED                                               2,479,950
                                                                                           ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.60%
      182,000  TRACTOR SUPPLY COMPANY+                                                            8,135,400
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $1,273,623,363)                                                     1,348,937,752
                                                                                           ----------------
COLLATERAL FOR SECURITIES LENDING: 12.88%

                                                                                    YIELD
                                                                                   ------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.53%
    8,597,474  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                   0.23%        8,597,474
    8,597,474  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                       0.17         8,597,474
    8,597,474  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                         0.12         8,597,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                        YIELD        VALUE
-------------  ------------------------------------------------------------------  ------  ----------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
    8,597,474  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.21%  $      8,597,474
                                                                                                 34,389,896
                                                                                           ----------------


PRINCIPAL                                                    INTEREST RATE  MATURITY DATE
---------                                                    -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.35%
$   3,126,354  ABN AMRO NORTH AMERICA FINANCE
                  INCORPORATED+/-                                     0.11%    11/02/2009         3,126,354
    2,227,527  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009         2,227,282
    2,798,087  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009         2,797,716
    3,126,354  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,126,361)              0.08     11/02/2009         3,126,354
    3,126,354  BANK OF IRELAND                                        0.50     11/05/2009         3,126,354
    5,471,120  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $5,471,137)                                   0.11     11/02/2009         5,471,120
      781,589  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009           781,532
      390,794  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009           390,703
    2,501,083  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009         2,500,979
    1,875,813  BNP PARIBAS (PARIS)                                    0.14     11/02/2009         1,875,813
    3,126,354  BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,126,361)              0.08     11/02/2009         3,126,354
    3,517,148  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009         3,516,722
      625,271  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027           625,271
      859,747  CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss                          0.20     06/01/2028           859,747
    2,785,738  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009         2,785,400
    2,026,218  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008            33,433
    1,559,981  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008            25,740
      413,851  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038           413,851
    1,250,542  COOK COUNTY IL+/-ss                                    0.40     11/01/2030         1,250,542
    4,845,849  DANSKE CORPORATION++                                   0.20     11/05/2009         4,845,714
    2,813,719  DENVER CO CITY & COUNTY SCHOOL
                  DISTRICT+/-ss                                       0.45     12/15/2037         2,813,719
    1,953,971  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009         1,953,971
    3,595,307  EKSPORTFINANS ASA++                                    0.19     11/10/2009         3,595,118
    4,220,578  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009         4,220,335
    1,875,813  FORTIS BANK NV SA                                      0.18     11/02/2009         1,875,813
    2,688,665  GDF SUEZ++                                             0.18     11/23/2009         2,688,355
      743,134  GDF SUEZ++                                             0.20     11/18/2009           743,060
    5,546,309  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $5,546,320)              0.07     11/02/2009         5,546,309
    3,595,307  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009         3,595,080
    1,875,813  GROUPE BPCE                                            0.15     11/02/2009         1,875,813
    7,085,791  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010         2,451,684
      257,924  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042           257,924
    2,344,766  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034         2,344,766
      781,589  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029           781,589
      312,635  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018           312,635
    1,953,971  ING BANK NV AMSTERDAM                                  0.20     11/02/2009         1,953,971
    3,595,307  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009         3,594,408
    3,126,354  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $3,126,361)              0.08     11/02/2009         3,126,354
      468,953  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025           468,953
      703,430  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033           703,430
    3,595,307  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009         3,595,253
    5,166,300  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034         5,166,300
      672,166  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028           672,166
      594,007  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036           594,007
    1,172,383  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009         1,172,363
      781,589  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009           781,545
      312,635  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018           312,635
      234,477  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009           234,460
      994,181  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034           994,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

GROWTH FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,404,323  REGENCY MARKETS #1 LLC++(p)                            0.20%    11/10/2009  $      2,404,189
    1,797,654  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009         1,797,504
    2,188,448  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028         2,188,448
      547,112  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009           547,149
      375,163  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009           375,127
    3,282,672  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009         3,282,221
    5,002,167  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009         5,002,167
    5,002,167  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009         5,002,083
    2,344,766  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009         2,344,466
    1,953,971  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009         1,953,917
    1,563,177  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009         1,563,132
    3,197,010  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009         3,196,850
    1,406,859  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032         1,406,859
      625,271  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009           625,232
    3,126,354  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009         3,126,366
      468,953  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040           468,953
    9,067,526  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010         4,080,388
                                                                                                140,698,229
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $175,428,808)                                     175,088,125
                                                                                           ----------------

SHARES                                                                              YIELD
-------------                                                                      ------
SHORT-TERM INVESTMENTS: 0.79%
   10,738,037  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                       0.15%       10,738,037
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,738,037)                                                  10,738,037
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,459,790,208)*                                             112.90%              $  1,534,763,914
OTHER ASSETS AND LIABILITIES, NET                                     (12.90)                  (175,323,866)
                                                                      ------               ----------------
TOTAL NET ASSETS                                                      100.00%              $  1,359,440,048
                                                                      ------               ----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,738,037.

(s)  RATE SHOWN IS 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,467,785,843 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $133,901,819
GROSS UNREALIZED DEPRECIATION    (66,923,748)
                                ------------
NET UNREALIZED APPRECIATION     $ 66,978,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 99.52%
AGRICULTURE: 0.62%
       32,000  DEERE & COMPANY                                                             $      1,457,600
                                                                                           ----------------
AUTO PARTS & EQUIPMENT: 2.60%
      257,000  JOHNSON CONTROLS INCORPORATED                                                      6,147,440
                                                                                           ----------------
BEVERAGES: 0.27%
       12,000  THE COCA-COLA COMPANY                                                                639,720
                                                                                           ----------------
BIOPHARMACEUTICALS: 1.54%
       72,000  GENZYME CORPORATION+                                                               3,643,200
                                                                                           ----------------
BUSINESS SERVICES: 3.53%
      575,000  MONSTER WORLDWIDE INCORPORATED+                                                    8,349,000
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 0.79%
       32,000  PROCTER & GAMBLE COMPANY                                                           1,856,000
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 12.20%
      402,479  BANK OF AMERICA CORPORATION                                                        5,868,144
      280,000  BANK OF NEW YORK MELLON CORPORATION                                                7,464,800
      203,124  JPMORGAN CHASE & COMPANY                                                           8,484,489
      385,800  WESTERN UNION COMPANY                                                              7,009,986
                                                                                                 28,827,419
                                                                                           ----------------
E-COMMERCE/SERVICES: 3.39%
      360,000  EBAY INCORPORATED+                                                                 8,017,200
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.64%
      220,000  ANALOG DEVICES INCORPORATED                                                        5,638,600
      367,000  CISCO SYSTEMS INCORPORATED+                                                        8,385,950
      370,000  CORNING INCORPORATED                                                               5,405,700
      367,000  NOVELLUS SYSTEMS INCORPORATED+                                                     7,552,860
      247,475  TYCO ELECTRONICS LIMITED                                                           5,258,844
                                                                                                 32,241,954
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 1.98%
       94,000  WAL-MART STORES INCORPORATED                                                       4,669,920
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.68%
      600,000  DELL INCORPORATED+                                                                 8,694,000
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 2.19%
      325,000  YAHOO! INCORPORATED+                                                               5,167,500
                                                                                           ----------------
MEDICAL EQUIPMENT & SUPPLIES: 2.08%
       62,000  MEDTRONIC INCORPORATED                                                             2,213,400
        7,000  ST. JUDE MEDICAL INCORPORATED+                                                       239,670
       47,000  ZIMMER HOLDINGS INCORPORATED+                                                      2,470,790
                                                                                                  4,923,860
                                                                                           ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.59%
      253,000  TYCO INTERNATIONAL LIMITED<<                                                       8,488,150
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
MISCELLANEOUS RETAIL: 3.33%
      362,000  STAPLES INCORPORATED                                                        $      7,855,400
                                                                                           ----------------
MISCELLANEOUS SERVICES: 1.05%
       32,400  DUN & BRADSTREET CORPORATION                                                       2,480,544
                                                                                           ----------------
MOTION PICTURES: 3.24%
      280,000  WALT DISNEY COMPANY                                                                7,663,600
                                                                                           ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.51%
      170,000  AMERICAN EXPRESS COMPANY                                                           5,922,800
                                                                                           ----------------
OIL & GAS EXTRACTION: 3.75%
      137,000  DEVON ENERGY CORPORATION                                                           8,865,270
                                                                                           ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.24%
       92,000  CHEVRON CORPORATION                                                                7,041,680
      165,000  CONOCOPHILLIPS                                                                     8,279,700
      360,000  VALERO ENERGY CORPORATION                                                          6,516,000
                                                                                                 21,837,380
                                                                                           ----------------
PHARMACEUTICALS: 2.72%
      295,000  BRISTOL-MYERS SQUIBB COMPANY                                                       6,431,000
                                                                                           ----------------
PRIMARY METAL INDUSTRIES: 3.10%
      590,000  ALCOA INCORPORATED                                                                 7,327,800
                                                                                           ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.14%
      258,000  MCGRAW-HILL COMPANIES INCORPORATED                                                 7,425,240
                                                                                           ----------------
RETAIL-DRUG STORES: 3.68%
      230,000  WALGREEN COMPANY                                                                   8,700,900
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.34%
      246,000  MORGAN STANLEY                                                                     7,901,520
                                                                                           ----------------
SOFTWARE: 3.44%
      293,000  MICROSOFT CORPORATION                                                              8,124,890
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 2.12%
      119,000  COVIDIEN PLC                                                                       5,012,280
                                                                                           ----------------
TRAVEL & RECREATION: 2.76%
      223,500  CARNIVAL CORPORATION                                                               6,508,320
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $252,666,410)                                                         235,179,907
                                                                                           ----------------
COLLATERAL FOR SECURITIES LENDING: 2.13%

                                                                                    YIELD
                                                                                   ------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.32%
      186,541  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                   0.23%          186,541
      186,541  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                       0.17           186,541
      186,541  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                         0.12           186,541
      186,541  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                              0.21           186,541
                                                                                                    746,164
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.81%
$      67,833  ABN AMRO BANK NV (CHICAGO)                             0.11%    11/02/2009  $         67,833
       48,331  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009            48,326
       60,711  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009            60,703
       67,833  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $67,833)                 0.08     11/02/2009            67,833
       67,833  BANK OF IRELAND                                        0.50     11/05/2009            67,833
      118,708  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $118,709)                           0.11     11/02/2009           118,708
       16,958  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009            16,957
        8,479  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009             8,477
       54,267  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009            54,264
       40,700  BNP PARIBAS (PARIS)                                    0.14     11/02/2009            40,700
       67,833  BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $67,833)                                            0.08     11/02/2009            67,833
       76,312  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009            76,303
       13,567  CALCASIEU PARISH LA                                    0.40     12/01/2027            13,567
       18,654  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                      0.20     06/01/2028            18,654
       60,443  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009            60,435
      421,657  CHEYNE FINANCE LLC+++/-(a)(i)####                      0.00     02/25/2008             6,957
      324,633  CHEYNE FINANCE LLC+++/-(a)(i)####                      0.00     05/19/2008             5,356
        8,979  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038             8,979
       27,133  COOK COUNTY IL+/-ss                                    0.40     11/01/2030            27,133
      105,141  DANSKE CORPORATION++                                   0.20     11/05/2009           105,139
       61,050  DENVER CO CITY & COUNTY SCHOOL
                  DISTRICT+/-ss                                       0.45     12/15/2037            61,050
       42,396  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009            42,396
       78,008  EKSPORTFINANS ASA++                                    0.19     11/10/2009            78,004
       91,575  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009            91,570
       40,700  FORTIS BANK NV SA                                      0.18     11/02/2009            40,700
       58,337  GDF SUEZ++                                             0.18     11/23/2009            58,330
       16,124  GDF SUEZ++                                             0.20     11/18/2009            16,122
      120,339  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $120,340)                0.07     11/02/2009           120,339
       78,008  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009            78,003
       40,700  GROUPE BPCE                                            0.15     11/02/2009            40,700
    1,474,557  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010           510,197
        5,596  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042             5,596
       50,875  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034            50,875
       16,958  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029            16,958
        6,783  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018             6,783
       42,396  ING BANK NV AMSTERDAM                                  0.20     11/02/2009            42,396
       78,008  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009            77,989
       67,833  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $67,833)                 0.08     11/02/2009            67,833
       10,175  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025            10,175
       15,262  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033            15,262
       78,008  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009            78,007
      112,094  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034           112,094
       14,584  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028            14,584
       12,888  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036            12,888
       25,437  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009            25,437
       16,958  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009            16,957
        6,783  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018             6,783
        5,087  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009             5,087
       21,571  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034            21,571
       52,167  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009            52,164
       39,004  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009            39,001
       47,483  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028            47,483
       11,871  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009            11,872
        8,140  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009             8,139
       71,225  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009            71,215
      108,533  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009           108,533
      108,533  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009           108,531

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      50,875  SURREY FUNDING CORPORATION++(p)                        0.20%    11/23/2009  $         50,868
       42,396  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009            42,395
       33,917  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009            33,916
       69,366  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009            69,363
       30,525  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032            30,525
       13,567  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009            13,566
       67,833  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009            67,833
       10,175  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040            10,175
    1,886,957  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010           849,136
                                                                                                  4,281,391
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,098,451)                                         5,027,555
                                                                                           ----------------

SHARES                                                                              YIELD
-------------                                                                       -----
SHORT-TERM INVESTMENTS: 0.49%
    1,158,447  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++(s)                        0.15%        1,158,447
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,158,447)                                                    1,158,447
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $258,923,308)*                                                102.14%                $    241,365,909
OTHER ASSETS AND LIABILITIES, NET                                    (2.14)                      (5,047,236)
                                                                    ------                 ----------------
TOTAL NET ASSETS                                                    100.00%                $    236,318,673
                                                                    ------                 ----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,158,447.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(s)  RATE SHOWN IS 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $259,542,751 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 21,934,462
GROSS UNREALIZED DEPRECIATION    (40,111,304)
                                ------------
NET UNREALIZED DEPRECIATION     $(18,176,842)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 99.32%
AEROSPACE, DEFENSE: 1.02%
       46,000  UNITED TECHNOLOGIES CORPORATION                                             $      2,826,700
                                                                                           ----------------
BIOPHARMACEUTICALS: 3.10%
       27,000  CELGENE CORPORATION+                                                               1,378,350
       74,000  GILEAD SCIENCES INCORPORATED+                                                      3,148,700
       80,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                         4,038,400
                                                                                                  8,565,450
                                                                                           ----------------
BIOTECHNOLOGY: 0.53%
       27,000  AMGEN INCORPORATED+                                                                1,450,710
                                                                                           ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.74%
      105,000  LOWE'S COMPANIES INCORPORATED                                                      2,054,850
                                                                                           ----------------
BUSINESS SERVICES: 12.24%
      220,000  ACTIVISION BLIZZARD INCORPORATED+                                                  2,382,600
       45,000  ADOBE SYSTEMS INCORPORATED+                                                        1,482,300
      241,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                9,314,650
       30,000  MASTERCARD INCORPORATED CLASS A                                                    6,570,600
      190,000  ORACLE CORPORATION                                                                 4,009,000
       46,000  SALESFORCE.COM INCORPORATED+                                                       2,610,500
       75,000  VISA INCORPORATED CLASS A SHARES<<                                                 5,682,000
       45,000  VMWARE INCORPORATED+                                                               1,729,350
                                                                                                 33,781,000
                                                                                           ----------------
CHEMICALS & ALLIED PRODUCTS: 5.43%
       56,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                              4,319,280
       79,000  ECOLAB INCORPORATED                                                                3,472,840
       47,000  MONSANTO COMPANY                                                                   3,157,460
       51,000  PRAXAIR INCORPORATED                                                               4,051,440
                                                                                                 15,001,020
                                                                                           ----------------
COMPUTERS - MEMORY DEVICES: 0.99%
      165,000  EMC CORPORATION+                                                                   2,717,550
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 1.31%
       46,000  COLGATE-PALMOLIVE COMPANY                                                          3,616,980
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 1.90%
       45,000  BANK OF NEW YORK MELLON CORPORATION                                                1,199,700
       31,000  NORTHERN TRUST CORPORATION                                                         1,557,750
       59,000  STATE STREET CORPORATION                                                           2,476,820
                                                                                                  5,234,270
                                                                                           ----------------
E-COMMERCE/SERVICES: 1.61%
       28,000  AMAZON.COM INCORPORATED+                                                           3,326,680
       50,000  EBAY INCORPORATED+                                                                 1,113,500
                                                                                                  4,440,180
                                                                                           ----------------
EATING & DRINKING PLACES: 1.34%
       63,000  MCDONALD'S CORPORATION                                                             3,692,430
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
EDUCATIONAL SERVICES: 1.10%
       24,000  APOLLO GROUP INCORPORATED CLASS A+                                          $      1,370,400
        8,200  STRAYER EDUCATION INCORPORATED<<                                                   1,664,354
                                                                                                  3,034,754
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.23%
      100,000  BROADCOM CORPORATION CLASS A+                                                      2,661,000
      370,000  CISCO SYSTEMS INCORPORATED+                                                        8,454,500
      120,000  EMERSON ELECTRIC COMPANY                                                           4,530,000
      180,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                                4,312,800
                                                                                                 19,958,300
                                                                                           ----------------
ELECTRONIC COMPUTERS: 9.32%
       67,000  APPLE INCORPORATED+                                                               12,629,500
      116,000  HEWLETT-PACKARD COMPANY                                                            5,505,360
       63,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                        7,598,430
                                                                                                 25,733,290
                                                                                           ----------------
ENGINEERING: 1.14%
      170,000  ABB LIMITED ADR                                                                    3,150,100
                                                                                           ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.48%
      110,000  ACCENTURE LIMITED CLASS A                                                          4,078,800
                                                                                           ----------------
FOOTWEAR: 1.24%
       55,000  NIKE INCORPORATED CLASS B                                                          3,419,900
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 4.45%
      118,000  TARGET CORPORATION                                                                 5,714,740
      132,000  WAL-MART STORES INCORPORATED                                                       6,557,760
                                                                                                 12,272,500
                                                                                           ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.37%
      130,000  INTEL CORPORATION                                                                  2,484,300
       22,000  RESEARCH IN MOTION LIMITED+                                                        1,292,060
                                                                                                  3,776,360
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 6.01%
       28,000  GOOGLE INCORPORATED CLASS A+                                                      15,011,360
      100,000  YAHOO! INCORPORATED+                                                               1,590,000
                                                                                                 16,601,360
                                                                                           ----------------
INSURANCE CARRIERS: 0.97%
       79,000  METLIFE INCORPORATED                                                               2,688,370
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.49%
       30,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                             1,350,000
                                                                                           ----------------
MEDICAL EQUIPMENT & SUPPLIES: 2.18%
       10,200  INTUITIVE SURGICAL INCORPORATED+                                                   2,512,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
      103,000  ST. JUDE MEDICAL INCORPORATED+                                              $      3,510,240
                                                                                                  6,023,010
                                                                                           ----------------
MEDICAL MANAGEMENT SERVICES: 0.87%
       30,000  EXPRESS SCRIPTS INCORPORATED+                                                      2,397,600
                                                                                           ----------------
MEDICAL PRODUCTS: 2.56%
       38,000  ALLERGAN INCORPORATED                                                              2,137,500
       91,000  BAXTER INTERNATIONAL INCORPORATED                                                  4,919,460
                                                                                                  7,056,960
                                                                                           ----------------
METAL MINING: 1.06%
       40,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                2,934,400
                                                                                           ----------------
MISCELLANEOUS RETAIL: 1.66%
       35,000  COSTCO WHOLESALE CORPORATION                                                       1,989,750
      120,000  STAPLES INCORPORATED                                                               2,604,000
                                                                                                  4,593,750
                                                                                           ----------------
MOTION PICTURES: 0.60%
       60,000  WALT DISNEY COMPANY                                                                1,642,200
                                                                                           ----------------
OIL & GAS EXTRACTION: 7.45%
       44,000  APACHE CORPORATION                                                                 4,141,280
       20,000  OCCIDENTAL PETROLEUM CORPORATION                                                   1,517,600
       80,000  SCHLUMBERGER LIMITED                                                               4,976,000
       35,000  SOUTHWESTERN ENERGY COMPANY+                                                       1,525,300
       35,000  TRANSOCEAN LIMITED+                                                                2,936,850
       40,000  ULTRA PETROLEUM CORPORATION+                                                       1,942,000
       85,000  XTO ENERGY INCORPORATED                                                            3,532,600
                                                                                                 20,571,630
                                                                                           ----------------
PHARMACEUTICALS: 3.82%
      121,000  ABBOTT LABORATORIES                                                                6,118,970
       83,000  SHIRE PLC ADR                                                                      4,423,900
                                                                                                 10,542,870
                                                                                           ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.00%
      100,000  VIACOM INCORPORATED CLASS B+                                                       2,759,000
                                                                                           ----------------
RAILROAD TRANSPORTATION: 2.61%
       85,000  NORFOLK SOUTHERN CORPORATION                                                       3,962,700
       59,000  UNION PACIFIC CORPORATION                                                          3,253,260
                                                                                                  7,215,960
                                                                                           ----------------
RETAIL-DRUG STORES: 0.61%
       48,000  CVS CAREMARK CORPORATION                                                           1,694,400
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.76%
       42,000  AMERIPRISE FINANCIAL INCORPORATED                                                  1,456,140
      265,000  CHARLES SCHWAB CORPORATION                                                         4,595,100
        5,000  CME GROUP INCORPORATED                                                             1,513,050
       28,000  GOLDMAN SACHS GROUP INCORPORATED                                                   4,764,760
       63,000  MORGAN STANLEY                                                                     2,023,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
       80,000  TD AMERITRADE HOLDING CORPORATION+                                          $      1,544,000
                                                                                                 15,896,610
                                                                                           ----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.70%
       46,000  COVIDIEN PLC                                                                       1,937,520
                                                                                           ----------------
TELECOMMUNICATIONS: 2.33%
      155,000  QUALCOMM INCORPORATED                                                              6,418,550
                                                                                           ----------------
TRANSPORTATION SERVICES: 1.10%
       55,000  C.H. ROBINSON WORLDWIDE INCORPORATED                                               3,031,050
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $281,606,662)                                                         274,160,384
                                                                                           ----------------
COLLATERAL FOR SECURITIES LENDING: 3.25%

                                                                                    YIELD
                                                                                   ------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.55%
      381,648  AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                   0.23%          381,648
      381,648  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                       0.17           381,648
      381,648  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                         0.12           381,648
      381,648  DWS MONEY MARKET SERIES INSTITUTIONAL(s)                              0.21           381,648
                                                                                                  1,526,592
                                                                                           ----------------

PRINCIPAL                                                    INTEREST RATE  MATURITY DATE
-------------                                                -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.70%
$     138,781  ABN AMRO BANK NORTH AMERICA FINANCE
                  INCORPORATED                                        0.11%    11/02/2009           138,781
       98,882  ANTALIS US FUNDING CORPORATION++(p)                    0.22     11/18/2009            98,871
      124,209  AUTOBAHN FUNDING COMPANY LLC++(p)                      0.53     11/09/2009           124,193
      138,781  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $138,782)                0.08     11/02/2009           138,781
      138,781  BANK OF IRELAND                                        0.50     11/05/2009           138,781
      242,867  BARCLAYS CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $242,869)                0.11     11/02/2009           242,867
       34,695  BEETHOVEN FUNDING CORPORATION++(p)                     0.65     11/04/2009            34,693
       17,348  BEETHOVEN FUNDING CORPORATION++(p)                     0.70     11/12/2009            17,344
      111,025  BELMONT FUNDING LLC++(p)                               0.50     11/03/2009           111,020
       83,269  BNP PARIBAS (PARIS)                                    0.14     11/02/2009            83,269
      138,781  BNP PARIBAS SECURITIES CORPORATION
                  REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $138,782)                0.08     11/02/2009           138,781
      156,129  BRYANT BANK FUNDING++(p)                               0.19     11/23/2009           156,110
       27,756  CALCASIEU PARISH LA+/-ss                               0.40     12/01/2027            27,756
       38,165  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
               AUTHORITY+/-ss                                         0.20     06/01/2028            38,165
      123,661  CHARIOT FUNDING LLC++(p)                               0.19     11/23/2009           123,646
      460,922  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     02/25/2008             7,605
      354,863  CHEYNE FINANCE LLC+++/-####(a)(i)                      0.00     05/19/2008             5,855
       18,371  COLORADO HOUSING & FINANCE AUTHORITY+/-ss              0.35     10/01/2038            18,371
       55,512  COOK COUNTY IL+/-ss                                    0.40     11/01/2030            55,512
      215,111  DANSKE CORPORATION++                                   0.20     11/05/2009           215,105
      124,903  DENVER CO CITY & COUNTY SCHOOL
                  DISTRICT+/-ss                                       0.45     12/15/2037           124,903
       86,738  DEXIA CREDIT LOCAL DE FRANCE SA                        0.21     11/02/2009            86,738
      159,598  EKSPORTFINANS ASA++                                    0.19     11/10/2009           159,590
      187,354  ERASMUS CAPITAL CORPORATION++(p)                       0.23     11/09/2009           187,344
       83,269  FORTIS BANK NV SA                                      0.18     11/02/2009            83,269
      119,352  GDF SUEZ++                                             0.18     11/23/2009           119,338
       32,988  GDF SUEZ++                                             0.20     11/18/2009            32,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

PRINCIPAL      SECURITY NAME                                 INTEREST RATE  MATURITY DATE        VALUE
-------------  --------------------------------------------  -------------  -------------  ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     246,205  GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $246,206)                0.07%    11/02/2009  $        246,205
      159,598  GOTHAM FUNDING CORPORATION++(p)                        0.19     11/12/2009           159,588
       83,269  GROUPE BPCE                                            0.15     11/02/2009            83,269
    1,611,871  GRYPHON FUNDING LIMITED(a)(i)                          0.00     08/05/2010           557,707
       11,449  HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                  AUTHORITY+/-ss                                      0.29     11/01/2042            11,449
      104,086  HOUSTON TX UTILITY SYSTEM+/-ss                         0.23     05/15/2034           104,086
       34,695  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                  REVENUES+/-ss                                       0.26     07/01/2029            34,695
       13,878  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                  SYSTEM+/-ss                                         0.28     01/01/2018            13,878
       86,738  ING BANK NV AMSTERDAM                                  0.20     11/02/2009            86,738
      159,598  IRISH LIFE & PERMANENT PLC++                           0.50     11/18/2009           159,558
      138,781  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $138,782)                0.08     11/02/2009           138,781
       20,817  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                 0.28     04/15/2025            20,817
       31,226  LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss             0.19     10/01/2033            31,226
      159,598  MANHATTAN ASSET FUNDING COMPANY++(p)                   0.18     11/03/2009           159,596
      229,336  MASSACHUSETTS HEFA+/-ss                                0.24     10/01/2034           229,336
       29,838  MISSISSIPPI STATE GO+/-ss                              0.40     11/01/2028            29,838
       26,368  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss              0.23     02/01/2036            26,368
       52,043  NATEXIS BANQUES POPULAIRES                             0.20     11/03/2009            52,042
       34,695  NATEXIS BANQUES POPULAIRES                             0.20     11/10/2009            34,693
       13,878  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss               0.40     01/01/2018            13,878
       10,409  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)           0.25     11/10/2009            10,408
       44,132  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss               0.29     01/01/2034            44,132
      106,730  REGENCY MARKETS #1 LLC++(p)                            0.20     11/10/2009           106,724
       79,799  RHEINGOLD SECURITISATION LIMITED++(p)                  0.30     11/10/2009            79,792
       97,147  SAN ANTONIO TX EDUCATION FACILITIES
                  CORPORATION+/-ss                                    0.16     12/01/2028            97,147
       24,287  SANTANDER US DEBT SA UNIPERSONAL++                     0.37     11/20/2009            24,288
       16,654  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/13/2009            16,652
      145,720  SCALDIS CAPITAL LIMITED++(p)                           0.26     11/19/2009           145,700
      222,050  SOCIETE GENERALE BANNON LLC                            0.19     11/02/2009           222,050
      222,050  STARBIRD FUNDING CORPORATION++(p)                      0.20     11/03/2009           222,046
      104,086  SURREY FUNDING CORPORATION++(p)                        0.20     11/23/2009           104,073
       86,738  TASMAN FUNDING INCORPORATED++(p)                       0.25     11/04/2009            86,736
       69,391  TASMAN FUNDING INCORPORATED++(p)                       0.26     11/04/2009            69,389
      141,918  TULIP FUNDING CORPORATION++(p)                         0.18     11/10/2009           141,910
       62,451  TULSA COUNTY OK INDUSTRIAL AUTHORITY
                  REVENUE+/-ss                                        0.24     07/01/2032            62,451
       27,756  UNICREDIT DELAWARE INCORPORATED++                      0.25     11/09/2009            27,754
      138,781  UNICREDITO ITALIANO (NEW YORK)                         0.23     11/27/2009           138,782
       20,817  VERMONT STATE STUDENT ASSISTANCE
                  CORPORATION+/-ss                                    0.27     12/15/2040            20,817
    2,062,674  VFNC CORPORATION+++/-(a)(i)                            0.24     09/30/2010           928,204
                                                                                                  7,452,476
                                                                                           ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,056,566)                                         8,979,068
                                                                                           ----------------

SHARES                                                                              YIELD
-------------                                                                       -----
SHORT-TERM INVESTMENTS: 0.19%
      534,213  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++(s)                        0.15%          534,213
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $534,213)                                                        534,213
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $291,197,441)*                                               102.76%              $    283,673,665
OTHER ASSETS AND LIABILITIES, NET                                      (2.76)                    (7,629,932)
                                                                      ------               ----------------
TOTAL NET ASSETS                                                      100.00%              $    276,043,733
                                                                      ------               ----------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+  NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p) ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++ SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $534,213.

(s) RATE SHOWN IS 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,029,723 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 17,034,040
GROSS UNREALIZED DEPRECIATION    (26,390,098)
                                ------------
NET UNREALIZED DEPRECIATION     $ (9,356,058)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Funds' investments in securities:

                                                SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE
                                QUOTED PRICE    OBSERVABLE INPUTS            INPUTS            TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES          LEVEL 1           LEVEL 2                 LEVEL 3                 10/31/2009
-------------------------      --------------   -----------------   ------------------------   ----------------------
CAPITAL GROWTH FUND
   Equity securities
      Common stocks            $1,406,497,076      $          0            $        0              $1,406,497,076
   Corporate debt securities                0        54,980,207             4,892,217                  59,872,424
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0        13,664,972                     0                  13,664,972
   Short term investments          21,874,988        12,313,029                     0                  34,188,017
                               --------------      ------------            ----------              --------------
                               $1,428,372,064      $ 80,958,208            $4,892,217              $1,514,222,489
                               --------------      ------------            ----------              --------------
ENDEAVOR SELECT FUND
   Equity securities
      Common stocks            $1,290,256,320      $          0            $        0              $1,290,256,320
   Corporate debt securities                0        59,843,081             6,905,225                  66,748,306
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0        14,873,606                     0                  14,873,606
   Short term investments          25,236,589        13,402,089                     0                  38,638,678
                               --------------      ------------            ----------              --------------
                               $1,315,492,909      $ 88,118,776            $6,905,225              $1,410,516,910
                               --------------      ------------            ----------              --------------
GROWTH FUND
   Equity securities
      Common stocks            $1,348,937,752      $          0            $        0              $1,348,937,752
   Corporate debt securities                0        91,074,517             6,591,245                  97,665,762
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0        22,635,976                     0                  22,635,976
   Short term investments          45,127,933        20,396,491                     0                  65,524,424
                               --------------      ------------            ----------              --------------
                               $1,394,065,685      $134,106,984            $6,591,245              $1,534,763,914
                               --------------      ------------            ----------              --------------
LARGE CAP GROWTH FUND
   Equity securities
      Common stocks            $  274,160,384      $          0            $        0              $  274,160,384
   Corporate debt securities                0         4,042,865             1,499,371                   5,542,236
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0         1,004,825                     0                   1,004,825
   Short term investments           2,060,805           905,415                     0                   2,966,220
                               --------------      ------------            ----------              --------------
                               $  276,221,189      $  5,953,105            $1,499,371              $  283,673,665
                               --------------      ------------            ----------              --------------
LARGE COMPANY CORE FUND
   Equity securities
      Common stocks            $  235,179,907      $          0            $        0              $  235,179,907
   Corporate debt securities                0         1,976,064             1,371,646                   3,347,710
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0           491,135                     0                     491,135
   Short term investments           1,904,611           442,546                     0                   2,347,157
                               --------------      ------------            ----------              --------------
                               $  237,084,518      $  2,909,745            $1,371,646              $  241,365,909
                               --------------      ------------            ----------              --------------
LARGE COMPANY VALUE FUND
   Equity securities
      Common stocks            $  106,905,462      $          0            $        0              $  106,905,462
   Corporate debt securities                0         1,048,529               295,835                   1,344,364
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0           260,605                     0                     260,605
   Short term investments           3,413,832           234,821                     0                   3,648,653
                               --------------      ------------            ----------              --------------
                               $  110,319,294      $  1,543,955            $  295,835              $  112,159,084
                               --------------      ------------            ----------              --------------
U.S VALUE FUND
   Equity securities
      Common stocks            $  127,221,068      $          0            $        0              $  127,221,068
   Corporate debt securities                0           372,182               351,188                     723,370
   Debt securities issued by
      states in the
   U.S. and its political
      subdivisions                          0            92,501                     0                      92,501
   Short term investments             596,139            83,351                     0                     679,490
                               --------------      ------------            ----------              --------------
                               $  127,817,207      $    548,034            $  351,188              $  128,716,429
                               --------------      ------------            ----------              --------------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   CAPITAL      ENDEAVOR                 LARGE CAP   LARGE COMPANY  LARGE COMPANY
                                 GROWTH FUND  SELECT FUND  GROWTH FUND  GROWTH FUND    CORE FUND      VALUE FUND   U.S VALUE FUND
                                 -----------  -----------  -----------  -----------  -------------  -------------  --------------
CORPORATE DEBT SECURITIES
BALANCE AS OF 07/31/2009         $ 4,706,248  $ 6,642,738  $ 6,340,693  $ 1,442,375   $1,319,501      $ 284,588      $ 337,842
   Accrued discounts (premiums)            0            0            0            0            0              0              0
   Realized gain (loss)           (3,426,632)  (3,033,055)  (4,580,378)    (460,586)    (340,441)      (181,024)      (153,168)
   Change in unrealized
      appreciation
      (depreciation)               1,843,157    1,319,146    2,290,673      303,116      190,826        253,992        236,686
   Net purchases (sales)           3,865,466    3,652,453    5,171,613      595,081      463,483        207,562        184,666
   Net transfer in (out) of
      Level 3                              0            0            0            0            0              0              0
   BALANCE AS OF 10/31/2009      $ 4,892,217  $ 6,905,225  $ 6,591,245  $ 1,499,371   $1,371,646      $ 295,835      $ 351,188
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period                        $  (252,865) $  (356,912) $  (340,683) $   (77,498)  $  (70,896)     $ (15,291)     $ (18,152)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
COMMON STOCKS: 97.40%
BUSINESS SERVICES: 4.51%
        1,693  ADOBE SYSTEMS INCORPORATED+                                                 $         55,767
        1,320  AUTOMATIC DATA PROCESSING INCORPORATED                                                52,536
          300  MANPOWER INCORPORATED                                                                 14,223
                                                                                                    122,526
                                                                                           ----------------
COMMUNICATIONS: 2.26%
        4,387  COMCAST CORPORATION CLASS A                                                           61,506
                                                                                           ----------------
COSMETICS, PERSONAL CARE: 2.34%
        1,098  PROCTER & GAMBLE COMPANY                                                              63,684
                                                                                           ----------------
DEPOSITORY INSTITUTIONS: 7.92%
        1,174  BANK OF NEW YORK MELLON CORPORATION                                                   31,299
        1,351  JPMORGAN CHASE & COMPANY                                                              56,431
        1,381  PNC FINANCIAL SERVICES GROUP                                                          67,586
        2,585  US BANCORP                                                                            60,024
                                                                                                    215,340
                                                                                           ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.38%
          537  AGL RESOURCES INCORPORATED                                                            18,774
          614  CONSOLIDATED EDISON INCORPORATED                                                      24,978
          871  UGI CORPORATION                                                                       20,799
                                                                                                     64,551
                                                                                           ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.74%
        2,907  CISCO SYSTEMS INCORPORATED+                                                           66,425
        2,374  EMERSON ELECTRIC COMPANY                                                              89,619
                                                                                                    156,044
                                                                                           ----------------
ELECTRONIC COMPUTERS: 2.84%
        1,627  HEWLETT-PACKARD COMPANY                                                               77,217
                                                                                           ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.15%
        1,573  ACCENTURE LIMITED CLASS A                                                             58,327
                                                                                           ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.51%
        1,485  ILLINOIS TOOL WORKS INCORPORATED                                                      68,191
                                                                                           ----------------
FOOD & KINDRED PRODUCTS: 2.93%
        1,316  PEPSICO INCORPORATED                                                                  79,684
                                                                                           ----------------
FOOTWEAR: 2.92%
        1,277  NIKE INCORPORATED CLASS B                                                             79,404
                                                                                           ----------------
GENERAL MERCHANDISE STORES: 3.36%
          838  TARGET CORPORATION                                                                    40,584
        1,361  TJX COMPANIES INCORPORATED                                                            50,833
                                                                                                     91,417
                                                                                           ----------------
HEALTH SERVICES: 2.10%
          830  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                           57,179
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.02%
          955  3M COMPANY                                                                  $         70,259
        3,935  APPLIED MATERIALS INCORPORATED                                                        48,007
        1,962  CAMERON INTERNATIONAL CORPORATION+                                                    72,535
                                                                                                    190,801
                                                                                           ----------------
INFORMATION & BUSINESS SERVICES: 3.51%
          178  GOOGLE INCORPORATED CLASS A+                                                          95,429
                                                                                           ----------------
INSURANCE CARRIERS: 3.38%
        1,104  ACE LIMITED                                                                           56,701
          776  PRUDENTIAL FINANCIAL INCORPORATED                                                     35,098
                                                                                                     91,799
                                                                                           ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.11%
          838  BECTON DICKINSON & COMPANY                                                            57,286
                                                                                           ----------------
MEDICAL PRODUCTS: 2.04%
        1,207  STRYKER CORPORATION                                                                   55,522
                                                                                           ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 1.02%
          299  POTASH CORPORATION OF SASKATCHEWAN                                                    27,741
                                                                                           ----------------
MISCELLANEOUS RETAIL: 4.99%
        1,028  COSTCO WHOLESALE CORPORATION                                                          58,442
        2,191  CVS CAREMARK CORPORATION                                                              77,342
                                                                                                    135,784
                                                                                           ----------------
MOTION PICTURES: 1.37%
        1,361  WALT DISNEY COMPANY                                                                   37,251
                                                                                           ----------------
OIL & GAS EXTRACTION: 5.29%
          661  APACHE CORPORATION                                                                    62,213
        1,245  NOBLE ENERGY INCORPORATED                                                             81,709
                                                                                                    143,922
                                                                                           ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.88%
        2,345  BP PLC ADR                                                                           132,774
                                                                                           ----------------
PHARMACEUTICALS: 6.21%
        1,237  GLAXOSMITHKLINE PLC ADR                                                               50,915
        1,328  JOHNSON & JOHNSON                                                                     78,418
          761  NOVARTIS AG ADR                                                                       39,534
                                                                                                    168,867
                                                                                           ----------------
PRIMARY METAL INDUSTRIES: 1.58%
        1,079  NUCOR CORPORATION                                                                     42,998
                                                                                           ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.89%
          465  FRANKLIN RESOURCES INCORPORATED                                                       48,653
          336  GOLDMAN SACHS GROUP INCORPORATED                                                      57,177
                                                                                                    105,830
                                                                                           ----------------
SOFTWARE: 3.54%
        3,470  MICROSOFT CORPORATION                                                                 96,225
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES         SECURITY NAME                                                                     VALUE
-------------  --------------------------------------------------------------------------  ----------------
TELECOMMUNICATIONS: 2.61%
          864  QUALCOMM INCORPORATED                                                       $         35,778
        1,582  VODAFONE GROUP PLC ADR                                                                35,105
                                                                                                     70,883
                                                                                           ----------------
TOTAL COMMON STOCKS (COST $2,374,566)                                                             2,648,182
                                                                                           ----------------

                                                                                    YIELD
                                                                                   ------
SHORT-TERM INVESTMENTS: 1.15%
       31,327  WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET
                  FUND~++(s)                                                         0.15%           31,327
                                                                                           ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $31,327)                                                          31,327
                                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,405,893)*                                                    98.55%            $      2,679,509
OTHER ASSETS AND LIABILITIES, NET                                         1.45                       39,425
                                                                        ------             ----------------
TOTAL NET ASSETS                                                        100.00%            $      2,718,934
                                                                        ------             ----------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,327.

(s)  RATE SHOWN IS THE 1-DAY ANNUAIZED RATE AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,410,552 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $295,207
GROSS UNREALIZED DEPRECIATION    (26,250)
                                --------
NET UNREALIZED APPRECIATION     $268,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments in securities:

                                                    SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE
                                     QUOTED PRICE   OBSERVABLE INPUTS            INPUTS            TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES*              LEVEL 1          LEVEL 2                 LEVEL 3                 10/31/2009
--------------------------           ------------   -----------------   ------------------------   ----------------------
SOCIAL SUSTAINABILITY FUND
   Equity securities Common stocks    $2,648,182             $0                     $0                    $2,648,182
   Short term investments                 31,327              0                      0                        31,327
                                      ----------            ---                    ---                    ----------
                                      $2,679,509             $0                     $0                    $2,679,509

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: December 16, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: December 16, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: December 16, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: December 16, 2009